DWS GNMA Fund Expense Example, No Redemption - DWS GNMA Fund	Jan. 27, 2026 USD ($)
Class A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 358
Expense Example, No Redemption, 3 Years	538
Expense Example, No Redemption, 5 Years	732
Expense Example, No Redemption, 10 Years	1,294
Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	162
Expense Example, No Redemption, 3 Years	512
Expense Example, No Redemption, 5 Years	887
Expense Example, No Redemption, 10 Years	1,728
Class R6
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	54
Expense Example, No Redemption, 3 Years	170
Expense Example, No Redemption, 5 Years	296
Expense Example, No Redemption, 10 Years	665
INST Class
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	57
Expense Example, No Redemption, 3 Years	188
Expense Example, No Redemption, 5 Years	331
Expense Example, No Redemption, 10 Years	746
Class S
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	60
Expense Example, No Redemption, 3 Years	198
Expense Example, No Redemption, 5 Years	347
Expense Example, No Redemption, 10 Years	$ 783